Consolidated Statements of Financial Position (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares
Allowance for doubtful accounts | ¥	¥ 21,241		¥ 20,198
Ordinary shares, authorized shares | shares	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value | (per share)	¥ 0.001
Ordinary shares, issued | shares	1,273,475,604	1,273,475,604	1,300,191,084
Ordinary shares, outstanding | shares	1,273,475,604	1,273,475,604	1,300,191,084
Other payables and accrued expenses | ¥	¥ 254,824		¥ 241,894
Refundable share rights deposits | ¥	138,328
VIE
Other payables and accrued expenses | ¥	8,184
Refundable share rights deposits | ¥	¥ 138,328
USD
Allowance for doubtful accounts		$ 3,089
Ordinary shares, issued | shares	1,301,951,084	1,301,951,084
Ordinary shares, outstanding | shares	1,301,951,084	1,301,951,084
Other payables and accrued expenses		$ 37,063
Refundable share rights deposits		$ 20,119